Finance Lease Liabilities (Details) - Schedule of financing lease liabilities - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Finance Lease Liabilities (Details) - Schedule of financing lease liabilities [Line Items]
Beginning balance of unrecognized finance expense	$ 21,865
Increase/ (Decrease) in unrecognized finance expense	26,447	22,021
Payment for unrecognized finance expense
Exchange rate translation of unrecognized finance expense	(820)	(156)
Ending balance of unrecognized finance expense	47,492	21,865
Beginning balance of total financing lease liabilities	574,750
Increase/ (Decrease) in total financing lease liabilities	26,447	637,312
Payment for total financing lease liabilities	(75,699)	(58,465)
Exchange rate translation of total financing lease liabilities	(16,278)	(4,097)
Ending balance of total financing lease liabilities	509,220	574,750
Company vehicles [Member]
Finance Lease Liabilities (Details) - Schedule of financing lease liabilities [Line Items]
Beginning balance of financing lease liabilities	552,885
Increase/ (Decrease) in financing lease liabilities		615,291
Payment for financing lease liabilities	(75,699)	(58,465)
Exchange rate translation of financing lease liabilities	(15,458)	(3,941)
Ending balance of financing lease liabilities	$ 461,728	$ 552,885